Financial Instruments - Summary of Financial Derivative Transactions Recorded at Fair Value Through Profit or Loss Resulted in the Recognition of Assets and Liabilities (Detail) - CLP ($)
$ in Thousands
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedging instruments [line items]
Assets Current	$ 322,316	$ 39,022,012
Liabilities Current	48,225,766	81,195,765
Assets Non-Current	4,871,397	4,191,543
Liabilities Non-current	25,208,326	2,629,715
Hedging instruments [member]
Disclosure of detailed information about hedging instruments [line items]
Assets Current		41,023
Liabilities Current	2,026,476	207,957
Assets Non-Current		36,086
Liabilities Non-current	$ 124,048	$ 159,630